CASH RESTRICTED FOR USE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 31	$ 31	$ 35
Current	42	33	31
Total cash restricted for use (note 35 and 36)	73	64	66
Cash restricted by prudential solvency requirements and other
Restrictions On Cash And Cash Equivalents [Line Items]
Current	24	27	24
Cash balances held by the Tropicana - joint operation
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 18	$ 6	$ 7